OTHER INFORMATION - Components of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Inventory	$ 21,940	$ 21,190
Deposits	1,720	1,445
Other receivables	4,906	9,302
Restricted cash	26,096	680
Other	4,052	6,582
Total other current assets	$ 58,714	$ 39,199